Other Gains, Net (Tables)	12 Months Ended
Dec. 31, 2017
Other Gains And Losses [Abstract]
Summary of Other Gains, Net

Other gains, net for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the years ended
Other gains (losses)	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Gain on disposal of Electrogas (*)	105,311,912	-	-
Gain on disposal of Sociedad Concesionaria Túnel El Melón S.A.	-	-	4,207,167
Gain on disposal of GNL Quintero (**)	-	121,325,018	0
Gain on sale of land	7,626,100	-	-
Other	150,857	165,956	(191,766)
Total other gains, net	113,088,869	121,490,974	4,015,401

(*) See Notes 5.2.

(**) See Note 12.1.b.